CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Millions	Mar. 31, 2020	Dec. 31, 2019
ASSETS
Cash and cash equivalents	$ 3,850	$ 4,875
Restricted cash	854	898
Trade receivables, net	346	416
Financing receivables, net	17,584	19,428
Inventories, net	7,435	7,082
Property, plant and equipment, net	4,886	5,269
Investments in unconsolidated subsidiaries and affiliates	593	631
Equipment under operating leases	1,797	1,857
Goodwill	2,514	2,538
Other intangible assets, net	790	806
Deferred tax assets	1,097	1,134
Derivative assets	221	73
Other assets	1,946	2,345
Total Assets	43,913	47,352
LIABILITIES AND EQUITY
Debt	23,518	24,854
Trade payables	4,907	5,632
Deferred tax liabilities	145	172
Pension, postretirement and other postemployment benefits	1,469	1,578
Derivative liabilities	162	121
Other liabilities	8,054	8,839
Total Liabilities	38,255	41,196
Redeemable noncontrolling interest	36	35
Common shares, €0.01, par value; outstanding 1,350,168,250 common shares and 387,951,166 loyalty program special voting shares at 3/31/2020; and outstanding 1,350,132,117 common shares and 387,951,166 loyalty program special voting shares at 12/31/2019	25	25
Treasury stock, at cost - 14,231,946 common shares at 3/31/2020 and 14,268,079 common shares at 12/31/2019	(154)	(154)
Additional paid in capital	4,401	4,404
Retained earnings	3,707	3,808
Accumulated other comprehensive loss	(2,401)	(2,002)
Noncontrolling interests	44	40
Total Equity	5,622	6,121
Total Liabilities and Equity	$ 43,913	$ 47,352